Financial Assets and Liabilities - Summary of Related Party Transactions (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Disclosure of receivables and payables [line items]
Finance result	R$ 0		R$ 0		R$ 0
Total	(786,727)	$ (71,978)	(766,610)	$ (73,105)	(497,496)	$ (70,914)
Other [member]
Disclosure of receivables and payables [line items]
Total	527,359		508,660		573,928
Financial Result [Member]
Disclosure of receivables and payables [line items]
Total	5,683		6,738		7,352
Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Product Sales	298,980		304,648		411,443
Purchase of goods / inputs	(7,010)		(3,672)		(1,347)
Shared income (expense)	(71,978)		(73,105)		(70,914)
Finance result			4,100		7,727
Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Product Sales	221,369		188,895		154,104
Purchase of goods / inputs	(1,240,781)		(1,205,231)		(1,006,515)
Finance result	5,729
Other [member]
Disclosure of receivables and payables [line items]
Product Sales	7,010		15,117		8,381
Finance result	(5)		2,879		3
Usina Santa Luiza [member]
Disclosure of receivables and payables [line items]
Finance result	(41)		(241)		(378)
Purchase Of Goods [Member]
Disclosure of receivables and payables [line items]
Total	R$ (1,247,791)		R$ (1,208,903)		R$ (1,007,862)